STOCK OPTION PLAN (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Director [Member]
Exercise prices of option outstanding, Minimum	$ 0.48
Exercise prices of option outstanding, Maximum	$ 16.00
Employee Stock [Member]
Exercise prices of option outstanding, Minimum	$ 0.48
Exercise prices of option outstanding, Maximum	$ 16.00
Consultant [Member]
Exercise prices of option outstanding, Minimum	$ 0.48
Exercise prices of option outstanding, Maximum	$ 16.00
Dr. Kammer [Member]
Issuance of a maximum of common stock	0
Balance due to Dr. Kammer	$ 30,000
Balance due to Dr. Kammer equivalent of common stock	33,333
Fair value of stock option	$ 203,736